Group statement of changes in equity - USD ($) $ in Millions	Total	IHG share- holders’ equity	Equity share capital	Capital redemption reserve	Shares held by employee share trusts	Other reserves	Fair value reserve	Cash flow hedge reserves	Currency translation reserve	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ (1,608)	$ (1,615)	$ 137	$ 10	$ (37)	$ (2,856)	$ 26	$ 0	$ 498	$ 607	$ 7
Changes in equity [abstract]
Profit for the year	750	750								750
Items that may be subsequently reclassified to profit or loss:
Gains (losses) on cash flow hedges, net of tax	(30)	(30)						(30)
Gains/(losses) on net investment hedges	15	15							15
Costs of hedging	0
Hedging (gains)/losses reclassified to financial expenses	28	28						28
Exchange (losses) gains on retranslation of foreign operations	(137)	(137)							(137)
Total items that may be subsequently reclassified to profit or loss	(124)	(124)						(2)	(122)
Items that will not be reclassified to profit or loss:
Gains (losses) on equity instruments classified as fair value through other comprehensive income	(3)	(3)					(3)
Re-measurement gains (losses) on defined benefit plans	(2)	(2)								(2)
Total items that will not be reclassified to profit or loss	(5)	(5)					(3)			(2)
Total other comprehensive (loss)/income	(129)	(129)					(3)	(2)	(122)	(2)
Total comprehensive income	621	621					(3)	(2)	(122)	748
Repurchase of shares, including taxes and transaction costs	(765)	(765)	(3)	3						(765)
Purchase of own shares by employee share trusts	(8)	(8)			(8)
Transfer of treasury shares to employee share trusts	0				(21)					21
Release of own shares by employee share trusts	0				32					(32)
Equity-settled share-based cost (note 27)	51	51								51
Tax related to share schemes	11	11								11
Equity dividends paid (note 9)	(248)	(245)								(245)	(3)
Exchange and other adjustments	0		7	1	(1)	(7)
Ending balance at Dec. 31, 2023	(1,946)	(1,950)	141	14	(35)	(2,863)	23	(2)	376	396	4
Changes in equity [abstract]
Profit for the year	628	628								628
Items that may be subsequently reclassified to profit or loss:
Gains (losses) on cash flow hedges, net of tax	(124)	(124)						(124)
Gains/(losses) on net investment hedges	(7)	(7)							(7)
Costs of hedging	(11)	(11)						(11)
Hedging (gains)/losses reclassified to financial expenses	165	165						165
Exchange (losses) gains on retranslation of foreign operations	4	4							4
Total items that may be subsequently reclassified to profit or loss	27	27						30	(3)
Items that will not be reclassified to profit or loss:
Gains (losses) on equity instruments classified as fair value through other comprehensive income	2	2					2
Re-measurement gains (losses) on defined benefit plans	4	4								4
Total items that will not be reclassified to profit or loss	6	6					2			4
Total other comprehensive (loss)/income	33	33					2	30	(3)	4
Total comprehensive income	661	661					2	30	(3)	632
Repurchase of shares, including taxes and transaction costs	(812)	(812)	(2)	2						(812)
Purchase of own shares by employee share trusts	(27)	(27)			(27)
Transfer of treasury shares to employee share trusts	0				(33)					33
Release of own shares by employee share trusts	0				31					(31)
Equity-settled share-based cost (note 27)	60	60								60
Tax related to share schemes	15	15								15
Equity dividends paid (note 9)	(259)	(259)								(259)
Exchange and other adjustments	0		(2)		1	1
Ending balance at Dec. 31, 2024	(2,308)	(2,312)	137	16	(63)	(2,862)	25	28	373	34	4
Changes in equity [abstract]
Profit for the year	759	758								758	1
Items that may be subsequently reclassified to profit or loss:
Gains (losses) on cash flow hedges, net of tax	140	140						140
Gains/(losses) on net investment hedges	35	35							35
Costs of hedging	4	4						4
Hedging (gains)/losses reclassified to financial expenses	(186)	(186)						(187)	1
Exchange (losses) gains on retranslation of foreign operations	(91)	(91)					(1)	1	(91)
Total items that may be subsequently reclassified to profit or loss	(98)	(98)					(1)	(42)	(55)
Items that will not be reclassified to profit or loss:
Gains (losses) on equity instruments classified as fair value through other comprehensive income	(1)	(1)					(1)
Re-measurement gains (losses) on defined benefit plans	0
Total items that will not be reclassified to profit or loss	(1)	(1)					(1)
Total other comprehensive (loss)/income	(99)	(99)					(2)	(42)	(55)
Total comprehensive income	660	659					(2)	(42)	(55)	758	1
Repurchase of shares, including taxes and transaction costs	(882)	(882)	(2)	2						(882)
Purchase of own shares by employee share trusts	(15)	(15)			(15)
Transfer of treasury shares to employee share trusts	0				(34)					34
Release of own shares by employee share trusts	0				55					(55)
Equity-settled share-based cost (note 27)	67	67								67
Tax related to share schemes	9	9								9
Equity dividends paid (note 9)	(270)	(270)								(270)
Exchange and other adjustments	3	3	10	1	(2)	(9)				3
Ending balance at Dec. 31, 2025	$ (2,736)	$ (2,741)	$ 145	$ 19	$ (59)	$ (2,871)	$ 23	$ (14)	$ 318	$ (302)	$ 5